Earnings per Share - Summary of Calculation of Basic and Diluted Earnings Per Share Amounts (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series B shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share	9,243.14	9,242.48	9,241.91
Effect of dilution associated with non-vested shares for share based payment plans	3.29	3.94	4.51
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)	9,246.42	9,246.42	9,246.42
Dividend rights per series (see Note 22.1)	100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights	9,246.42	9,246.42	9,246.42
Allocation of earnings, weighted	46.11%	46.11%	46.11%
Net Controlling Interest Income Allocated	$ 19,555	$ 9,748	$ 8,154
Series D shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share	8,631.57	8,628.97	8,626.69
Effect of dilution associated with non-vested shares for share based payment plans	13.14	15.74	18.02
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)	8,644.71	8,644.71	8,644.71
Dividend rights per series (see Note 22.1)	125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights	10,805.89	10,805.89	10,805.89
Allocation of earnings, weighted	53.89%	53.89%	53.89%
Net Controlling Interest Income Allocated	$ 22,853	$ 11,392	$ 9,529